Share-based awards - Summary of RSU and PSU Activity (Details)	3 Months Ended
Mar. 31, 2023 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	152,420
Granted (in shares) | shares	55,772
Shares vested (in shares) | shares	(45,460)
Forfeited (in shares) | shares	0
Outstanding at end of period (in shares) | shares	162,732
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 192.29
Granted (in USD per share) | $ / shares	233.88
Shares vested (in USD per share) | $ / shares	159.33
Forfeited (in USD per share) | $ / shares	0
Outstanding at end of period (in USD per share) | $ / shares	$ 215.75
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	582,612
Granted (in shares) | shares	26,466
Shares vested (in shares) | shares	(22,758)
Forfeited (in shares) | shares	(16,523)
Outstanding at end of period (in shares) | shares	569,797
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 207.73
Granted (in USD per share) | $ / shares	233.88
Shares vested (in USD per share) | $ / shares	191.74
Forfeited (in USD per share) | $ / shares	208.48
Outstanding at end of period (in USD per share) | $ / shares	$ 207.94